General information and significant accounting policies	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information and significant accounting policies
1.              General information and significant accounting policies

1.1.           Background

Ardmore Shipping Corporation (“ASC”) and its subsidiaries (collectively, the “Company”) provides seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its modern, fuel-efficient fleet of mid-size product and chemical tankers. As at September 30, 2015, the Company had 22 vessels in operation and 2 vessels under construction. The average age of the Company’s operating fleet at September 30, 2015 was 4.3 years.

1.2.           Management and organizational structure

ASC was incorporated in the Republic of The Marshall Islands on May 14, 2013. ASC commenced business operations through its predecessor company, Ardmore Shipping LLC, on April 15, 2010. On August 6, 2013, ASC completed its initial public offering (the “IPO”) of 10,000,000 shares of its common stock. Prior to the IPO, GA Holdings LLC, who was ASC’s sole shareholder, exchanged its 100% interest in Ardmore Shipping LLC (“ASLLC”) for 8,049,500 shares of ASC, and ASLLC became a wholly owned subsidiary of ASC. Immediately following the IPO, GA Holdings LLC, previously ASC's sole shareholder, held 44.6% of the common stock of ASC, with the remaining 55.4% held by public investors. In March 2014, ASC completed a follow-on public offering of 8,050,000 shares of its common stock. As at September 30, 2015, GA Holdings LLC held 8,178,517 common shares outstanding, or 31% of the outstanding common stock of ASC, with the remaining 69% held by public investors. ASC has 33 wholly owned subsidiaries, the majority of which represent single ship-owning companies for ASC’s fleet.

Ardmore Shipping (Bermuda) Limited (“ASBL”), a wholly-owned subsidiary incorporated in Bermuda, carries out the Company’s management services and associated functions. Ardmore Shipping Services (Ireland) Limited (“ASSIL”), formerly known as Ardmore Shipping Limited, a wholly-owned subsidiary incorporated in Ireland, provides the Company’s corporate, accounting and fleet administration services. Ardmore Shipping (Asia) Pte. Limited (“ASA”), a wholly owned subsidiary incorporated in Singapore, performs commercial management and chartering services for the Company.

1.3.           Basis of preparation

The accompanying unaudited condensed interim consolidated financial statements, which include the accounts of ASC and its subsidiaries, have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. All subsidiaries are 100% directly or indirectly owned by ASC. All intercompany balances and transactions have been eliminated on consolidation. These unaudited condensed interim consolidated statements and the accompanying notes should be read in conjunction with the Company’s consolidated financial statements and notes thereto for the year ended December 31, 2014.

These unaudited condensed interim consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows as at and for the periods presented.

The consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statement at that date, but does not include all of the footnotes required by U.S. GAAP for complete financial statements.

1.4.           Summary of significant accounting policies

There have been no changes in the Company’s significant accounting policies for the nine months ended September 30, 2015 as compared to the significant accounting policies described in the Company’s audited consolidated financial statements for the year ended December 31, 2014.

1.5.           Share based payments

The Company may grant share-based payment awards, such as restricted stock units or stock appreciation rights, as incentive-based compensation to certain employees and directors. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. If the award contains a market condition, such conditions are included in the determination of the fair value of the stock unit. Once the fair value has been determined, the associated expense is recognized in the consolidated statement of operations over the requisite service period. For additional information, please see Note 6 (“Stock appreciation rights”)

1.6.           Recent accounting pronouncements

In April 2015, Financial Accounting Standards Board issued Accounting Standards Update No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The update simplifies the presentation of debt issuance costs by requiring that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. This update will be effective for interim and annual periods beginning after December 15, 2015, and is to be applied retrospectively. Early adoption is permitted. The Company is currently assessing the impact that this guidance will have on its consolidated financial statements, but does not expect the guidance to have a material impact on the Company's consolidated financial statements.

1.7.           Financial instruments

The carrying values of cash and cash equivalents, trades receivables and trade payables reported in the consolidated balance sheet are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable.